AST Bond Portfolio 2031 Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
AST Bond Portfolio 2031 | No Share Class
Prospectus [Line Items]
Annual Return [Percent]	8.43%	0.22%	5.37%	(18.74%)	(4.77%)